Revenue Recognition (Details) - Schedule of disaggregates revenue by geographic location - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total	$ 15,850
Germany [Member]
Disaggregation of Revenue [Line Items]
Total	7,031
Unites States [Member]
Disaggregation of Revenue [Line Items]
Total	3,593
Japan [Member]
Disaggregation of Revenue [Line Items]
Total	2,874
Korea [Member]
Disaggregation of Revenue [Line Items]
Total	1,180
Other [Member]
Disaggregation of Revenue [Line Items]
Total	$ 1,172
SoundHound, Inc. [Member]
Disaggregation of Revenue [Line Items]
Total		$ 8,806	$ 13,017	$ 7,677
SoundHound, Inc. [Member] | Germany [Member]
Disaggregation of Revenue [Line Items]
Total		2,268	3,339	870
SoundHound, Inc. [Member] | Unites States [Member]
Disaggregation of Revenue [Line Items]
Total		2,610	3,538	5,247
SoundHound, Inc. [Member] | Japan [Member]
Disaggregation of Revenue [Line Items]
Total		2,559	3,496
SoundHound, Inc. [Member] | Korea [Member]
Disaggregation of Revenue [Line Items]
Total		1,309	1,855	920
SoundHound, Inc. [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Total		$ 60	$ 789	$ 640